Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 410,988,530	$ 412,060,542
Deposits on equipment and equipment in process of assembly		9,427,307	2,812,083
Property, plant and equipment, gross		420,415,837	414,872,625
Less: accumulated depreciation		178,296,174	119,989,693
Property, plant and equipment, net	[1]	242,119,663	294,882,932
Depreciation		62,195,797	64,567,989	$ 35,087,404
Proceeds from disposal of property and equipment	[2]	4,022,092	1,416,766	3,063,803
(Gain) loss on disposal of property and equipment	[2]	(701,903)	1,429,087	(341,459)
Land
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 5,040,482	5,040,482
Land improvements
Property, Plant and Equipment [Line Items]
Useful Life		15 years
Property, plant, and equipment		$ 3,640,976	3,734,178
Buildings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 54,833,021	53,886,349
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		15 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		39 years
Drilling rigs and related equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 138,526,519	139,619,078
Proceeds from disposal of property and equipment		699,528	404,383	698,860
(Gain) loss on disposal of property and equipment		$ (447,477)	(76,319)	$ (47,803)
Drilling rigs and related equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		3 years
Drilling rigs and related equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		15 years
Pressure pumping equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 96,500,592	93,956,896
Pressure pumping equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		3 years
Pressure pumping equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		5 years
Coil tubing equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 28,019,217	30,190,216
Coil tubing equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		4 years
Coil tubing equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		10 years
Rail improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 4,276,928	3,932,750
Rail improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		10 years
Rail improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		20 years
Vehicles, trucks and trailers
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 33,140,599	32,654,188
Vehicles, trucks and trailers | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		5 years
Vehicles, trucks and trailers | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		10 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 35,548,357	37,829,135
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		7 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		20 years
Other property and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 11,461,839	$ 11,217,270
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		3 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		12 years

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.